LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, New Jersey 07302

May 1, 2018

VIA EDGARLINK

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re: Lord Abbett Investment Trust (the “Registrant”)

Registration Statement on Form N-14

1933 Act File No. 333-223942

Ladies and Gentlemen:

On behalf of the Registrant, we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), that (a) the form of Proxy Statement/Prospectus and Statement of Additional Information being used in connection with the offering of shares of the Registrant do not differ from those contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement under the Securities Act on Form N-14, and (b) that Post-Effective Amendment No. 1 was filed electronically with the Securities and Exchange Commission (Accession No. 0000930413-18-001560) on April 27, 2018.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (201) 827-2279.

Sincerely

/s/ Brooke A. Fapohunda

Brooke A. Fapohunda

Vice President and Assistant Secretary

Lord Abbett Funds